Note 3 - Fair Values of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate	$ 18,601,722	$ 16,620,290
Policy loans	6,674,887	6,781,751
State-guaranteed receivables	8,085,107	8,111,669
State-guaranteed receivables	9,392,660	10,186,226
Other invested assets	3,181,182	3,420,189
Cash and cash equivalents	4,143,291	6,009,905	6,534,616
Cash and cash equivalents	4,143,291	6,009,905
Accrued investment income	5,191,253	5,163,783
Cash value of company-owned life insurance	11,808,248	10,844,489
Policyholder deposits (Investment-type contracts)	53,476,853	54,602,229
Policyholder deposits (Investment-type contracts)	53,396,538	58,704,154
Policy claims	3,672,474	1,894,727
Obligations under capital leases	943,488	568,214
Notes payable	3,031,942	3,478,613
Notes payable	3,033,122	3,485,503
Commercial Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate	16,128,845	17,365,363
Commercial Mortgage [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate	15,478,188	16,604,183
Mortgage loans on real estate	16,128,845	17,365,363
Residential Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate	3,273,306	18,068
Residential Mortgage [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate	3,123,534	16,107
Mortgage loans on real estate	3,273,306	18,068
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	4,143,291	6,009,905
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
State-guaranteed receivables	9,392,660	10,186,226
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Policy loans	6,674,887	6,781,751
Other invested assets	3,181,182	3,420,189
Accrued investment income	5,191,253	5,163,783
Cash value of company-owned life insurance	11,808,248	10,844,489
Policyholder deposits (Investment-type contracts)	53,396,538	58,704,154
Policy claims	3,672,474	1,894,727
Obligations under capital leases	943,488	568,214
Notes payable	$ 3,033,122	$ 3,485,503